PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.0%
Communication Services : 3.5%
10,784
(1)(2)
AST SpaceMobile, Inc.
$ 893,670
0.2
4,085
(1)
Charter
Communications, Inc.
- Class A
881,870
0.1
12,556
Electronic Arts, Inc.
2,559,792
0.4
10,305
Fox Corp. - Class A
601,812
0.1
7,447
Fox Corp. - Class B
395,436
0.1
165
(1)
GCI Liberty, Inc.
- Class A
6,080
0.0
1,610
(1)
GCI Liberty, Inc.
- Class C
59,908
0.0
3,232
(1)
IAC, Inc.
129,377
0.0
4,587  Iridium
Communications, Inc.
127,243
0.0
826
(1)
Liberty Broadband
Corp. - Class A
41,482
0.0
5,672
(1)
Liberty Broadband
Corp. - Class C
285,302
0.1
8,355
(1)
Liberty Global Ltd.
- Class A
101,012
0.0
6,513
(1)
Liberty Global Ltd.
- Class C
76,397
0.0
1,133
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
88,465
0.0
10,473
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
890,414
0.1
7,902
(1)
Live Nation
Entertainment, Inc.
1,205,134
0.2
804
(1)
Madison Square
Garden Sports Corp.
258,406
0.0
11,749
Match Group, Inc.
360,812
0.1
4,980  Millicom International
Cellular SA
373,201
0.1
8,012  New York Times Co.
- Class A
670,845
0.1
18,903
News Corp. - Class A
471,252
0.1
6,215
News Corp. - Class B
177,190
0.0
1,407  Nexstar Media Group,
Inc.
254,428
0.0
3,469
(1)
NIQ Global Intelligence
PLC
39,442
0.0
15,605
Omnicom Group, Inc.
1,175,212
0.2
29,493
(1)
Pinterest, Inc. - Class A
540,902
0.1
6,467
(1)
Reddit, Inc. - Class A
870,781
0.1
30,970
(1)
ROBLOX Corp. - Class
A
1,751,663
0.3
6,435
(1)
Roku, Inc.
608,880
0.1
9,477  Sirius XM Holdings,
Inc.
218,729
0.0
9,096
(1)
Take-Two Interactive
Software, Inc.
1,796,460
0.3
3,314  TKO Group Holdings,
Inc.
668,268
0.1
21,886
(1)
Trade Desk, Inc.
- Class A
496,593
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
8,008
(1)
Trump Media &
Technology Group
Corp.
$ 74,314
0.0
116,295
(1)
Warner Bros
Discovery, Inc.
3,193,461
0.5
12,952
(1)
ZoomInfo
Technologies, Inc.
77,453
0.0
22,421,686
3.5
Consumer Discretionary : 10.6%
25,488
ADT, Inc.
167,456
0.0
7,449
(1)
Amer Sports, Inc.
245,221
0.0
10,846
(1)
Aptiv PLC
753,146
0.1
13,027
Aramark
528,115
0.1
1,327
(1)
AutoNation, Inc.
259,110
0.0
10,290  Bath & Body Works,
Inc.
192,114
0.0
9,651
Best Buy Co., Inc.
619,594
0.1
2,145
(1)(2)
Birkenstock Holding
PLC
76,855
0.0
10,595
BorgWarner, Inc.
574,885
0.1
2,746
Boyd Gaming Corp.
225,666
0.0
2,797
(1)
Bright Horizons Family
Solutions, Inc.
229,718
0.0
3,270
Brunswick Corp.
237,925
0.0
3,138
(1)
Burlington Stores, Inc.
1,021,042
0.2
10,114
(1)
Caesars
Entertainment, Inc.
267,313
0.0
7,069
(1)
CarMax, Inc.
293,929
0.1
57,211
Carnival Corp.
1,480,621
0.2
6,750
(1)
Carvana Co.
2,122,065
0.3
4,982
(1)
Cava Group, Inc.
403,044
0.1
11,558
(1)
Chewy, Inc. - Class A
312,066
0.1
1,350
(2)
Choice Hotels
International, Inc.
139,725
0.0
3,300
Churchill Downs, Inc.
296,439
0.1
1,269  Columbia Sportswear
Co.
69,554
0.0
65,325
(1)
Coupang, Inc.
1,233,336
0.2
2,513
(1)
Crocs, Inc.
208,629
0.0
12,920
D.R. Horton, Inc.
1,772,882
0.3
5,740  Darden Restaurants,
Inc.
1,125,270
0.2
7,245
(1)
Deckers Outdoor Corp.
725,152
0.1
3,160  Dick's Sporting Goods,
Inc.
626,596
0.1
147
(2)
Dillard's, Inc. - Class A
84,100
0.0
1,566
Domino's Pizza, Inc.
561,865
0.1
23,996
(1)
DraftKings, Inc. - Class
A
518,794
0.1
1,898
(1)
Duolingo, Inc.
187,086
0.0
6,197
(1)
Dutch Bros, Inc.
- Class A
313,940
0.1
22,556
eBay, Inc.
2,053,047
0.3
4,641
(1)
Etsy, Inc.
231,957
0.0
5,793
Expedia Group, Inc.
1,337,546
0.2
2,688
(1)
Five Below, Inc.
614,154
0.1
5,314
(1)(2)
Floor & Decor
Holdings, Inc. - Class A
269,951
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,884
(1)(2)
Flutter Entertainment
PLC - Class DI
$ 803,774
0.1
194,926
Ford Motor Co.
2,249,446
0.4
20,460
(1)(2)
GameStop Corp.
- Class A
471,398
0.1
11,317
Gap, Inc.
273,871
0.1
8,138
Garmin Ltd.
1,888,097
0.3
10,956
Gentex Corp.
239,389
0.0
6,925
Genuine Parts Co.
732,319
0.1
1,373
(1)
Grand Canyon
Education, Inc.
233,451
0.0
6,253
H&R Block, Inc.
198,470
0.0
5,565
Harley-Davidson, Inc.
112,524
0.0
6,961
Hasbro, Inc.
651,550
0.1
11,388  Hilton Worldwide
Holdings, Inc.
3,462,863
0.6
2,004
(2)
Hyatt Hotels Corp.
- Class A
288,155
0.1
15,303  Las Vegas Sands
Corp.
824,526
0.1
2,581
Lear Corp.
312,508
0.1
10,243
Lennar Corp. - Class A
889,502
0.1
470
(2)
Lennar Corp. - Class B
39,536
0.0
983
(1)
Liberty Live Holdings,
Inc. - Class A
90,082
0.0
2,405
(1)
Liberty Live Holdings,
Inc. - Class C
226,335
0.0
1,190
Lithia Motors, Inc.
297,167
0.1
12,824
LKQ Corp.
376,641
0.1
6,595
(1)(2)
Lucid Group, Inc.
62,850
0.0
5,125
(1)
Lululemon Athletica,
Inc.
784,638
0.1
13,335
Macy's, Inc.
241,230
0.0
15,432
(1)
Mattel, Inc.
224,227
0.0
10,230
(1)
MGM Resorts
International
378,612
0.1
2,533
(1)
Mohawk Industries,
Inc.
249,399
0.0
850
Murphy USA, Inc.
419,875
0.1
20,814
Newell Brands, Inc.
71,392
0.0
22,672
(1)
Norwegian Cruise Line
Holdings Ltd.
423,966
0.1
135
(1)
NVR, Inc.
889,627
0.1
3,056
(1)
Ollie's Bargain Outlet
Holdings, Inc.
281,274
0.1
11,279
(1)
On Holding AG - Class
A
383,712
0.1
6,560
(1)
Penn Entertainment,
Inc.
98,597
0.0
913  Penske Automotive
Group, Inc.
136,512
0.0
4,137
(1)
Planet Fitness, Inc.
- Class A
307,710
0.1
1,647
Pool Corp.
333,238
0.1
9,698
PulteGroup, Inc.
1,140,582
0.2
2,269
PVH Corp.
158,285
0.0
22,443
(1)
QuantumScape Corp.
143,186
0.0
1,895
Ralph Lauren Corp.
651,861
0.1
17,032  Restaurant Brands
International, Inc.
1,258,665
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
762
(1)
RH
$ 106,543
0.0
39,668
(1)
Rivian Automotive, Inc.
- Class A
597,003
0.1
15,910
Ross Stores, Inc.
3,446,583
0.6
12,651  Royal Caribbean
Cruises Ltd.
3,481,302
0.6
6,809  Service Corp.
International
561,811
0.1
4,158
(1)
SharkNinja, Inc.
440,332
0.1
10,208
Tapestry, Inc.
1,440,451
0.2
10,094  Tempur Sealy
International, Inc.
746,149
0.1
3,305
Texas Roadhouse, Inc.
545,788
0.1
2,514
(2)
Thor Industries, Inc.
200,843
0.0
4,706
Toll Brothers, Inc.
642,228
0.1
1,401
(1)
TopBuild Corp.
492,171
0.1
26,544
Tractor Supply Co.
1,202,443
0.2
3,066
Travel + Leisure Co.
212,137
0.0
2,215
(1)
Ulta Beauty, Inc.
1,157,803
0.2
9,429
(1)(2)
Under Armour, Inc.
- Class A
55,725
0.0
9,102
(1)
Under Armour, Inc.
- Class C
52,701
0.0
1,721
(2)
Vail Resorts, Inc.
220,839
0.0
6,345
(1)(2)
Valvoline, Inc.
213,700
0.0
17,532
VF Corp.
297,869
0.1
8,702
(1)
Viking Holdings Ltd.
639,423
0.1
4,889
(1)
Wayfair, Inc. - Class A
367,702
0.1
7,991
(2)
Wendy's Co.
55,537
0.0
3,010
(2)
Whirlpool Corp.
162,299
0.0
5,742
Williams-Sonoma, Inc.
1,046,939
0.2
1,387
Wingstop, Inc.
214,943
0.0
3,695  Wyndham Hotels &
Resorts, Inc.
300,145
0.1
3,809
Wynn Resorts Ltd.
386,804
0.1
3,872
(1)
YETI Holdings, Inc.
141,676
0.0
13,918
Yum! Brands, Inc.
2,163,971
0.3
67,274,810
10.6
Consumer Staples : 4.6%
17,616  Albertsons Cos., Inc.
- Class A
300,177
0.0
23,866  Archer-Daniels-
Midland Co.
1,734,820
0.3
5,850
(1)
BellRing Brands, Inc.
94,127
0.0
6,526
(1)
BJ's Wholesale Club
Holdings, Inc.
642,289
0.1
386
(1)
Boston Beer Co., Inc.
- Class A
88,934
0.0
2,177  Brown-Forman Corp.
- Class A
58,322
0.0
7,157  Brown-Forman Corp.
- Class B
189,231
0.0
6,500
Bunge Global SA
826,800
0.1
9,681
(2)
Campbell Soup Co.
215,596
0.0
1,847  Casey's General
Stores, Inc.
1,344,357
0.2
8,208
(1)
Celsius Holdings, Inc.
291,220
0.0
11,999  Church & Dwight Co.,
Inc.
1,119,747
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
6,082
Clorox Co.
$ 630,278
0.1
2,829  Coca-Cola
Consolidated, Inc.
542,432
0.1
23,763
Conagra Brands, Inc.
373,554
0.1
7,094  Constellation Brands,
Inc. - Class A
1,064,100
0.2
17,238
(1)
Coty, Inc. - Class A
34,648
0.0
7,808
(1)
Darling Ingredients,
Inc.
482,925
0.1
10,968
Dollar General Corp.
1,302,231
0.2
9,377
(1)
Dollar Tree, Inc.
1,026,875
0.2
2,891
(1)
e.l.f. Beauty, Inc.
175,224
0.0
12,235  Estee Lauder Cos.,
Inc. - Class A
878,106
0.1
9,322
Flowers Foods, Inc.
75,974
0.0
2,376
(1)
Freshpet, Inc.
140,089
0.0
26,634
General Mills, Inc.
991,317
0.2
7,274
Hershey Co.
1,512,192
0.2
14,442
Hormel Foods Corp.
327,111
0.1
3,150
Ingredion, Inc.
354,879
0.1
5,174
JM Smucker Co.
498,981
0.1
94,883
Kenvue, Inc.
1,635,783
0.3
42,631
Kraft Heinz Co.
958,771
0.2
28,995
Kroger Co.
2,098,078
0.3
6,715  Lamb Weston
Holdings, Inc.
283,776
0.0
8,603
(1)
Maplebear, Inc.
322,268
0.1
12,642
McCormick & Co., Inc.
637,662
0.1
8,159  Molson Coors
Beverage Co. - Class
B
351,327
0.1
7,619
(1)
Performance Food
Group Co.
652,644
0.1
2,065
Pilgrim's Pride Corp.
77,974
0.0
2,300
(1)
Post Holdings, Inc.
227,378
0.0
12,591  Primo Brands Corp.
- Class A
237,089
0.0
2,722  Reynolds Consumer
Products, Inc.
57,652
0.0
13
Seaboard Corp.
73,502
0.0
2,256
Smithfield Foods, Inc.
63,100
0.0
4,888
(1)
Sprouts Farmers
Market, Inc.
377,011
0.1
23,932
Sysco Corp.
1,707,070
0.3
13,817  Tyson Foods, Inc.
- Class A
885,255
0.1
11,199
(1)
US Foods Holding
Corp.
1,032,660
0.2
28,995,536
4.6
Energy : 7.5%
16,698  Antero Midstream
Corp.
380,714
0.1
14,466
(1)
Antero Resources
Corp.
613,937
0.1
17,517
APA Corp.
743,421
0.1
49,519
Baker Hughes Co.
3,023,135
0.5
10,639
Cheniere Energy, Inc.
3,018,923
0.5
11,354  Chesapeake Energy
Corp.
1,246,442
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,819
Chord Energy Corp.
$ 400,805
0.1
37,667
Coterra Energy, Inc.
1,323,618
0.2
30,276
Devon Energy Corp.
1,523,488
0.2
9,827  Diamondback Energy,
Inc.
1,943,682
0.3
5,066
DT Midstream, Inc.
682,238
0.1
30,085
EQT Corp.
1,914,609
0.3
41,905
Halliburton Co.
1,633,876
0.3
7,787
HF Sinclair Corp.
485,831
0.1
97,099
Kinder Morgan, Inc.
3,255,729
0.5
15,014  Marathon Petroleum
Corp.
3,666,119
0.6
5,831  Matador Resources
Co.
368,403
0.1
18,109
NOV, Inc.
340,630
0.0
35,215  Occidental Petroleum
Corp.
2,288,975
0.4
31,202
ONEOK, Inc.
2,820,349
0.4
14,332
Ovintiv, Inc.
850,748
0.1
34,219  Permian Resources
Corp. - Class A
729,549
0.1
20,122
Phillips 66
3,665,826
0.6
11,787  Range Resources
Corp.
532,537
0.1
10,605
Targa Resources Corp.
2,658,992
0.4
20,012
TechnipFMC PLC
1,383,430
0.2
2,880  Texas Pacific Land
Corp.
1,366,733
0.2
15,178
Valero Energy Corp.
3,750,180
0.6
9,296  Viper Energy, Inc.
- Class A
436,819
0.1
3,513  Weatherford
International PLC
332,260
0.0
47,381,998
7.5
Financials : 13.5%
1,363  Affiliated Managers
Group, Inc.
377,142
0.1
13,724
(1)
Affirm Holdings, Inc.
628,834
0.1
55,214  AGNC Investment
Corp.
553,796
0.1
13,020
Allstate Corp.
2,699,567
0.4
13,778
Ally Financial, Inc.
540,511
0.1
3,301  American Financial
Group, Inc.
421,571
0.1
4,561  Ameriprise Financial,
Inc.
2,026,908
0.3
35,322  Annaly Capital
Management, Inc.
747,060
0.1
17,583
(1)
Arch Capital Group
Ltd.
1,687,792
0.3
9,395  Ares Management
Corp. - Class A
1,024,994
0.2
2,491
Assurant, Inc.
542,565
0.1
2,147
Assured Guaranty Ltd.
174,938
0.0
3,709  Axis Capital Holdings
Ltd.
376,130
0.1
34,384  Bank of New York
Mellon Corp.
4,078,974
0.6
5,329
Bank OZK
244,548
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
26,706
(1)
Block, Inc.
$ 1,607,167
0.3
32,365
Blue Owl Capital, Inc.
295,492
0.0
933
BOK Financial Corp.
119,480
0.0
2,853
(1)
Brighthouse Financial,
Inc.
170,838
0.0
14,190
Brown & Brown, Inc.
925,330
0.1
1,602
(1)(2)
Bullish
57,239
0.0
13,058
Carlyle Group, Inc.
631,877
0.1
5,231  Cboe Global Markets,
Inc.
1,470,277
0.2
978
Central BanCo, Inc.
23,423
0.0
7,691  Cincinnati Financial
Corp.
1,210,179
0.2
21,432  Citizens Financial
Group, Inc.
1,285,277
0.2
1,057
CNA Financial Corp.
48,537
0.0
11,127
(1)
Coinbase Global, Inc.
- Class A
1,942,885
0.3
14,603  Columbia Banking
System, Inc.
400,560
0.1
6,764  Commerce
Bancshares, Inc.
332,789
0.1
13,789  Corebridge Financial,
Inc.
329,006
0.1
3,393
(1)
Corpay, Inc.
987,329
0.2
189
(1)(2)
Credit Acceptance
Corp.
80,034
0.0
2,968  Cullen/Frost Bankers,
Inc.
406,853
0.1
6,824  East West Bancorp,
Inc.
728,530
0.1
14,260  Equitable Holdings,
Inc.
529,189
0.1
1,948
(1)
Euronet Worldwide,
Inc.
129,289
0.0
1,840  Evercore, Inc. - Class
A
549,258
0.1
2,071
Everest Re Group Ltd.
676,906
0.1
17,723
F.N.B. Corp.
296,329
0.0
1,870  FactSet Research
Systems, Inc.
405,771
0.1
12,842  Fidelity National
Financial, Inc.
595,612
0.1
25,894  Fidelity National
Information Services,
Inc.
1,214,688
0.2
45,144
Fifth Third Bancorp
2,097,390
0.3
1,734
(1)(2)
Figure Technology
Solutions, Inc. - Class
A
58,869
0.0
4,857  First American
Financial Corp.
292,829
0.0
438  First Citizens
BancShares, Inc.
- Class A
825,481
0.1
6,154
First Hawaiian, Inc.
151,635
0.0
24,013
First Horizon Corp.
546,536
0.1
13,397  Franklin Resources,
Inc.
316,437
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
881
(1)(2)
Freedom Holding
Corp.
$ 127,639
0.0
11,726
Global Payments, Inc.
789,160
0.1
3,974
Globe Life, Inc.
553,062
0.1
2,020  Hamilton Lane, Inc.
- Class A
200,788
0.0
1,766  Hanover Insurance
Group, Inc.
306,136
0.0
14,026  Hartford Financial
Services Group, Inc.
1,896,736
0.3
2,700
Houlihan Lokey, Inc.
387,774
0.1
100,155  Huntington
Bancshares, Inc.
1,567,426
0.2
18,171
Invesco Ltd.
441,374
0.1
3,625  Jack Henry &
Associates, Inc.
572,895
0.1
6,128  Janus Henderson
Group PLC
314,795
0.1
7,645  Jefferies Financial
Group, Inc.
315,509
0.1
2,902
Kemper Corp.
88,685
0.0
46,108
KeyCorp
924,465
0.1
1,104  Kinsale Capital Group,
Inc.
377,193
0.1
4,593
Lazard, Inc.
195,111
0.0
8,503
Lincoln National Corp.
301,856
0.0
8,413
Loews Corp.
898,004
0.1
3,979  LPL Financial
Holdings, Inc.
1,197,003
0.2
7,583
M&T Bank Corp.
1,567,558
0.2
622
(1)
Markel Corp.
1,190,552
0.2
1,820  MarketAxess Holdings,
Inc.
300,264
0.0
10,976  MGIC Investment
Corp.
288,120
0.0
1,066
Morningstar, Inc.
180,207
0.0
3,561
MSCI, Inc.
1,919,415
0.3
22,609
Nasdaq, Inc.
1,919,278
0.3
9,248
Northern Trust Corp.
1,290,743
0.2
11,410  Old Republic
International Corp.
455,259
0.1
5,879  OneMain Holdings,
Inc.
314,468
0.1
7,438  Pinnacle Financial
Partners, Inc.
640,709
0.1
3,217
Popular, Inc.
431,625
0.1
1,588
Primerica, Inc.
397,762
0.1
10,866  Principal Financial
Group, Inc.
979,135
0.2
4,675  Prosperity Bancshares,
Inc.
314,066
0.1
17,486  Prudential Financial,
Inc.
1,708,207
0.3
8,904  Raymond James
Financial, Inc.
1,289,210
0.2
43,310  Regions Financial
Corp.
1,131,257
0.2
3,293  Reinsurance Group of
America, Inc.
672,299
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,261  RenaissanceRe
Holdings Ltd.
$ 672,037
0.1
27,605
Rithm Capital Corp.
261,695
0.0
4,085
RLI Corp.
233,008
0.0
37,884
(1)
Robinhood Markets,
Inc. - Class A
2,625,361
0.4
47,009
(1)
Rocket Cos., Inc.
- Class A
669,878
0.1
5,539  Ryan Specialty
Holdings, Inc.
186,886
0.0
5,108
SEI Investments Co.
400,825
0.1
3,305
(1)(2)
Shift4 Payments, Inc.
- Class A
144,528
0.0
10,105
SLM Corp.
216,348
0.0
60,545
(1)
SoFi Technologies, Inc.
961,455
0.2
4,898
Southstate Bank Corp.
453,163
0.1
17,262  Starwood Property
Trust, Inc.
297,252
0.0
13,915
State Street Corp.
1,761,082
0.3
7,403
Stifel Financial Corp.
547,230
0.1
17,336
Synchrony Financial
1,179,195
0.2
10,798  T. Rowe Price Group,
Inc.
973,332
0.2
2,616
TFS Financial Corp.
36,755
0.0
23,127
(1)
Toast, Inc. - Class A
613,097
0.1
6,866
TPG, Inc.
278,142
0.0
5,821  Tradeweb Markets,
Inc. - Class A
684,899
0.1
8,292
Unum Group
605,565
0.1
11,156
(2)
UWM Holdings Corp.
40,385
0.0
3,965  Virtu Financial, Inc.
- Class A
174,381
0.0
4,748
(3)
Voya Financial, Inc.
324,383
0.1
11,226
W.R. Berkley Corp.
744,059
0.1
8,002  Webster Financial
Corp.
555,499
0.1
5,332  Western Alliance
Bancorp
377,772
0.1
15,851
(2)
Western Union Co.
138,379
0.0
1,695
(1)
WEX, Inc.
259,403
0.0
123  White Mountains
Insurance Group Ltd.
270,226
0.0
4,779  Willis Towers Watson
PLC
1,389,255
0.2
3,295  Wintrust Financial
Corp.
457,807
0.1
19,750
XP, Inc. - Class A
376,040
0.1
7,241
Zions Bancorp NA
417,226
0.1
85,636,944
13.5
Health Care : 9.2%
4,543
(1)(2)
Acadia Healthcare Co.,
Inc.
106,261
0.0
14,228  Agilent Technologies,
Inc.
1,621,707
0.3
3,354
(1)
Align Technology, Inc.
574,976
0.1
6,329
(1)
Alnylam
Pharmaceuticals, Inc.
2,094,076
0.3
9,143  AmerisourceBergen
Corp.
2,872,182
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,383
(1)(2)
Apellis
Pharmaceuticals, Inc.
$ 216,558
0.0
32,986
(1)
Avantor, Inc.
258,610
0.0
25,577  Baxter International,
Inc.
429,694
0.1
7,294
(1)
Biogen, Inc.
1,337,209
0.2
9,493
(1)
BioMarin
Pharmaceutical, Inc.
536,260
0.1
924
(1)
Bio-Rad Laboratories,
Inc. - Class A
257,565
0.0
7,712
Bio-Techne Corp.
403,029
0.1
5,158
(2)
Bruker Corp.
186,307
0.0
11,915
Cardinal Health, Inc.
2,517,759
0.4
4,549
(1)(2)
Caris Life Sciences,
Inc.
81,336
0.0
24,470
(1)
Centene Corp.
801,148
0.1
5,970
(1)
Certara, Inc.
34,029
0.0
2,436
(1)
Charles River
Laboratories
International, Inc.
420,210
0.1
694
Chemed Corp.
262,152
0.0
9,747
(1)
Cooper Cos., Inc.
696,910
0.1
4,693
(1)
Corcept Therapeutics,
Inc.
189,175
0.0
1,754
(1)
DaVita, Inc.
269,572
0.0
9,942
Dentsply Sirona, Inc.
115,327
0.0
19,523
(1)
Dexcom, Inc.
1,226,044
0.2
6,666
(1)
Doximity, Inc. - Class A
155,318
0.0
24,571
(1)
Elanco Animal Health,
Inc.
587,984
0.1
4,973  Encompass Health
Corp.
481,038
0.1
8,134
(1)
Envista Holdings Corp.
206,360
0.0
13,157
(1)
Exelixis, Inc.
564,304
0.1
22,854  GE HealthCare
Technologies, Inc.
1,626,748
0.3
5,599
(1)
Globus Medical, Inc.
- Class A
482,410
0.1
5,793
(1)
Halozyme
Therapeutics, Inc.
374,402
0.1
5,073
(1)
Henry Schein, Inc.
373,880
0.1
11,138
(1)
Hologic, Inc.
841,921
0.1
6,027
Humana, Inc.
1,045,022
0.2
3,978
(1)
IDEXX Laboratories,
Inc.
2,235,198
0.4
7,671
(1)
Illumina, Inc.
945,527
0.2
8,012
(1)
Incyte Corp.
754,089
0.1
10,456
(1)
Insmed, Inc.
1,709,765
0.3
1,430
(1)
Inspire Medical
Systems, Inc.
73,759
0.0
3,501
(1)
Insulet Corp.
734,650
0.1
7,896
(1)
Ionis Pharmaceuticals,
Inc.
592,911
0.1
8,435
(1)
IQVIA Holdings, Inc.
1,438,505
0.2
2,908
(1)
Jazz Pharmaceuticals
PLC
549,757
0.1
4,172
Labcorp Holdings, Inc.
1,113,131
0.2
2,250
(1)
Masimo Corp.
400,208
0.1
16,182
(1)(2)
Medline, Inc. - Class A
720,099
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,115
(1)
Medpace Holdings,
Inc.
$ 535,412
0.1
1,027
(1)
Mettler-Toledo
International, Inc.
1,295,252
0.2
17,892
(1)
Moderna, Inc.
908,914
0.1
2,539
(1)
Molina Healthcare, Inc.
338,449
0.1
6,596
(1)
Natera, Inc.
1,319,134
0.2
4,835
(1)
Neurocrine
Biosciences, Inc.
636,963
0.1
12,966
Organon & Co.
77,666
0.0
1,892
(1)
Penumbra, Inc.
621,276
0.1
6,801
Perrigo Co. PLC
73,043
0.0
10,109
QIAGEN N.V.
404,764
0.1
5,566
Quest Diagnostics, Inc.
1,090,825
0.2
2,630
(1)
Repligen Corp.
309,867
0.1
7,290
ResMed, Inc.
1,636,459
0.3
8,493
(1)
Revolution Medicines,
Inc.
825,944
0.1
5,661
Revvity, Inc.
495,960
0.1
21,200
(1)
Roivant Sciences Ltd.
587,240
0.1
19,195  Royalty Pharma PLC
- Class A
920,784
0.2
4,938
(1)
Sarepta Therapeutics,
Inc.
107,451
0.0
7,372
(1)
Solventum Corp.
481,392
0.1
12,277
(1)
Sotera Health Co.
176,052
0.0
4,902
STERIS PLC
1,083,979
0.2
5,832
(1)(2)
Summit Therapeutics,
Inc.
110,575
0.0
2,205
Teleflex, Inc.
263,740
0.0
4,935
(1)(2)
Tempus AI, Inc. - Class
A
223,161
0.0
4,349
(1)
Tenet Healthcare Corp.
820,700
0.1
4,603
(1)
Ultragenyx
Pharmaceutical, Inc.
96,433
0.0
2,117
(1)
United Therapeutics
Corp.
1,255,339
0.2
2,620  Universal Health
Services, Inc. - Class B
468,901
0.1
7,447
(1)
Veeva Systems, Inc.
- Class A
1,308,140
0.2
57,650
Viatris, Inc.
778,851
0.1
5,440
(1)(2)
Viking Therapeutics,
Inc.
177,018
0.0
4,907
(1)
Waters Corp.
1,461,305
0.2
3,574  West Pharmaceutical
Services, Inc.
895,787
0.1
9,888  Zimmer Biomet
Holdings, Inc.
894,073
0.1
58,195,931
9.2
Industrials : 18.8%
5,673
A.O. Smith Corp.
374,078
0.1
3,355
AAON, Inc.
277,626
0.0
1,541
Acuity Brands, Inc.
431,819
0.1
3,527  Advanced Drainage
Systems, Inc.
483,658
0.1
6,437
AECOM
545,986
0.1
3,097
AGCO Corp.
358,849
0.1
5,200
Air Lease Corp.
337,688
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,735
(1)
Alaska Air Group, Inc.
$ 210,933
0.0
4,297
Allegion PLC
624,311
0.1
4,141  Allison Transmission
Holdings, Inc.
484,745
0.1
7,949
(1)
Amentum Holdings,
Inc.
207,310
0.0
32,561
(1)
American Airlines
Group, Inc.
349,705
0.1
11,503
AMETEK, Inc.
2,465,783
0.4
17,834
(1)
API Group Corp.
722,634
0.1
1,849  Applied Industrial
Technologies, Inc.
490,577
0.1
2,147  Armstrong World
Industries, Inc.
353,826
0.1
6,726
(1)
ATI, Inc.
978,364
0.2
843
(1)(2)
Avis Budget Group,
Inc.
122,952
0.0
3,775
(1)
Axon Enterprise, Inc.
1,603,205
0.3
5,973  Booz Allen Hamilton
Holding Corp.
466,073
0.1
5,819  Broadridge Financial
Solutions, Inc.
945,471
0.2
5,417
(1)
Builders FirstSource,
Inc.
445,982
0.1
4,555  BWX Technologies,
Inc.
931,452
0.1
1,084
(1)
CACI International, Inc.
- Class A
589,555
0.1
2,068
Carlisle Cos., Inc.
689,926
0.1
2,403  Carpenter Technology
Corp.
947,142
0.2
5,865  CH Robinson
Worldwide, Inc.
974,001
0.2
18,331
(1)(2)
Clarivate PLC
46,377
0.0
2,529
(1)
Clean Harbors, Inc.
725,140
0.1
43,825
CNH Industrial NV
482,075
0.1
1,737  Comfort Systems USA,
Inc.
2,395,306
0.4
2,183
Concentrix Corp.
59,727
0.0
9,478
(1)
Core & Main, Inc.
- Class A
468,213
0.1
2,456
Crane Co.
419,976
0.1
6,872
Cummins, Inc.
3,697,273
0.6
1,836
Curtiss-Wright Corp.
1,250,536
0.2
32,564
Delta Air Lines, Inc.
2,164,855
0.3
5,738
Donaldson Co., Inc.
486,984
0.1
6,770
Dover Corp.
1,411,206
0.2
2,208
EMCOR Group, Inc.
1,630,188
0.3
6,092
Equifax, Inc.
1,096,986
0.2
2,842
Esab Corp.
274,708
0.0
2,540
(1)
Everus Construction
Group, Inc.
299,872
0.0
7,707
(1)
ExlService Holdings,
Inc.
234,678
0.0
6,659  Expeditors
International of
Washington, Inc.
953,769
0.2
57,318
Fastenal Co.
2,659,555
0.4
9,538  Ferguson Enterprises,
Inc.
2,224,834
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,325
Flowserve Corp.
$ 464,951
0.1
15,840
Fortive Corp.
875,635
0.1
6,039  Fortune Brands
Innovations, Inc.
235,340
0.0
5,086
FTAI Aviation Ltd.
1,246,070
0.2
1,503
(1)
FTI Consulting, Inc.
265,685
0.0
12,660
(1)
Gates Industrial Corp.
PLC
286,243
0.0
2,885
(1)
Generac Holdings, Inc.
563,527
0.1
7,923
Genpact Ltd.
295,132
0.0
8,289
Graco, Inc.
701,664
0.1
5,603
(1)
GXO Logistics, Inc.
290,516
0.0
10,296
(1)
Hayward Holdings, Inc.
137,760
0.0
2,119
HEICO Corp.
581,030
0.1
3,744
HEICO Corp. - Class A
790,321
0.1
3,759
Hexcel Corp.
304,216
0.1
20,022  Howmet Aerospace,
Inc.
4,614,270
0.7
2,671
Hubbell, Inc.
1,310,767
0.2
1,947  Huntington Ingalls
Industries, Inc.
739,665
0.1
3,774
IDEX Corp.
715,362
0.1
19,852
Ingersoll Rand, Inc.
1,590,542
0.3
4,277
ITT, Inc.
814,897
0.1
5,841
Jacobs Solutions, Inc.
743,442
0.1
3,825  JB Hunt Transport
Services, Inc.
810,517
0.1
2,538
(1)
Karman Holdings, Inc.
203,167
0.0
6,278
KBR, Inc.
231,407
0.0
2,693
(1)
Kirby Corp.
357,846
0.1
7,860  Knight-Swift
Transportation
Holdings, Inc.
452,579
0.1
9,325  L3Harris Technologies,
Inc.
3,218,524
0.5
1,701
Landstar System, Inc.
272,687
0.0
6,367
Leidos Holdings, Inc.
990,196
0.2
1,586  Lennox International,
Inc.
736,110
0.1
3,776
Leonardo DRS, Inc.
168,108
0.0
2,676  Lincoln Electric
Holdings, Inc.
666,538
0.1
2,129
(1)(2)
Loar Holdings, Inc.
121,970
0.0
19,188
(1)
Lyft, Inc. - Class A
255,200
0.0
2,299
ManpowerGroup, Inc.
67,729
0.0
10,373
Masco Corp.
626,218
0.1
3,105
(1)
MasTec, Inc.
999,003
0.2
2,378
(1)
Middleby Corp.
315,275
0.1
1,846
MSA Safety, Inc.
302,652
0.1
2,194  MSC Industrial Direct
Co., Inc. - Class A
202,440
0.0
5,414
Mueller Industries, Inc.
599,871
0.1
2,657
Nordson Corp.
706,921
0.1
7,951
nVent Electric PLC
940,444
0.2
9,171  Old Dominion Freight
Line, Inc.
1,792,013
0.3
3,137
Oshkosh Corp.
461,798
0.1
19,484
Otis Worldwide Corp.
1,501,827
0.2
4,072
Owens Corning
440,672
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,634
(1)
Parsons Corp.
$ 142,684
0.0
16,112
Paychex, Inc.
1,484,237
0.2
2,492
Paycom Software, Inc.
302,878
0.1
2,190
(1)
Paylocity Holding
Corp.
236,608
0.0
8,167
Pentair PLC
711,427
0.1
7,353
Quanta Services, Inc.
4,036,944
0.6
32,134
(1)
QXO, Inc.
624,042
0.1
9,255
RB Global, Inc.
887,092
0.1
1,547
(1)
RBC Bearings, Inc.
840,207
0.1
3,297
Regal Rexnord Corp.
617,396
0.1
4,937  Robert Half
International, Inc.
125,400
0.0
24,444
(1)
Rocket Lab Corp.
1,569,794
0.2
5,650  Rockwell Automation,
Inc.
2,027,672
0.3
14,965
Rollins, Inc.
799,281
0.1
1,961
Ryder System, Inc.
401,436
0.1
1,330
(1)
Saia, Inc.
467,202
0.1
2,296  Schneider National,
Inc. - Class B
60,523
0.0
2,245  Science Applications
International Corp.
213,095
0.0
7,242  Sensata Technologies
Holding PLC
255,063
0.0
2,066  Simpson
Manufacturing Co., Inc.
354,567
0.1
2,206
(1)
SiteOne Landscape
Supply, Inc.
293,641
0.0
2,559
Snap-on, Inc.
929,480
0.1
23,006
Southwest Airlines Co.
864,335
0.1
10,447  SS&C Technologies
Holdings, Inc.
705,904
0.1
11,413
(1)
Standardaero, Inc.
294,798
0.0
7,717  Stanley Black &
Decker, Inc.
548,370
0.1
12,975
Tetra Tech, Inc.
390,807
0.1
8,770
Textron, Inc.
767,901
0.1
3,123
Timken Co.
314,080
0.1
4,922
Toro Co.
459,912
0.1
9,733
TransUnion
673,426
0.1
5,328
(1)
Trex Co., Inc.
194,046
0.0
5,434
U-Haul Holding Co.
243,931
0.0
16,251
(1)
United Airlines
Holdings, Inc.
1,496,230
0.2
3,169
United Rentals, Inc.
2,308,807
0.4
972
Valmont Industries, Inc.
388,382
0.1
12,371
Veralto Corp.
1,093,844
0.2
6,988
Verisk Analytics, Inc.
1,325,973
0.2
18,996  Vertiv Holdings Co.
- Class A
4,760,018
0.8
1,738
(2)
Watsco, Inc.
632,267
0.1
2,392  WESCO International,
Inc.
654,499
0.1
8,466  Westinghouse Air
Brake Technologies
Corp.
2,115,738
0.3
8,883  WillScot Mobile Mini
Holdings Corp.
154,209
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,990
Woodward, Inc.
$ 1,070,181
0.2
2,183
WW Grainger, Inc.
2,381,238
0.4
5,724
(1)
XPO, Inc.
1,113,604
0.2
12,150
Xylem, Inc.
1,451,925
0.2
119,189,750
18.8
Information Technology : 12.9%
7,031
(1)
Akamai Technologies,
Inc.
807,510
0.1
6,145
(1)
Allegro MicroSystems,
Inc.
193,752
0.0
5,305
Amdocs Ltd.
346,204
0.1
6,203
Amkor Technology, Inc.
279,321
0.1
1,098
(1)
Appfolio, Inc. - Class A
173,286
0.0
2,577
(1)
Arrow Electronics, Inc.
369,568
0.1
6,442
(1)
Astera Labs, Inc.
706,043
0.1
58,220
(1)(2)
Aurora Innovation, Inc.
239,866
0.0
4,033
Avnet, Inc.
248,513
0.0
7,859  Bentley Systems, Inc.
- Class B
276,008
0.1
4,019
(1)
BILL Holdings, Inc.
153,928
0.0
30,129
(1)
CCC Intelligent
Solutions Holdings,
Inc.
180,774
0.0
6,490
CDW Corp.
785,420
0.1
7,043
(1)
Ciena Corp.
2,734,304
0.4
5,671
(1)
Circle Internet Group,
Inc.
541,070
0.1
2,552
(1)
Cirrus Logic, Inc.
369,070
0.1
15,653
(1)
Cloudflare, Inc. - Class
A
3,229,840
0.5
8,377
Cognex Corp.
410,389
0.1
24,137  Cognizant Technology
Solutions Corp. - Class
A
1,480,805
0.2
8,732
(1)
Coherent Corp.
2,080,050
0.3
38,984
Corning, Inc.
5,300,654
0.8
2,445
(2)
Crane Holdings Co.
99,243
0.0
15,586
(1)
Datadog, Inc. - Class A
1,839,927
0.3
9,918
(1)
DocuSign, Inc.
470,212
0.1
3,019  Dolby Laboratories,
Inc. - Class A
181,321
0.0
7,148
(1)
DoubleVerify Holdings,
Inc.
67,906
0.0
8,625
(1)
Dropbox, Inc. - Class A
195,960
0.0
8,400
(1)
DXC Technology Co.
105,588
0.0
14,661
(1)
Dynatrace, Inc.
542,164
0.1
4,607
(1)
Elastic NV
230,304
0.0
6,355
(1)
Enphase Energy, Inc.
240,283
0.0
7,484
Entegris, Inc.
877,424
0.1
2,689
(1)
EPAM Systems, Inc.
364,091
0.1
2,820
(1)
F5, Inc.
815,911
0.1
1,156
(1)
Fair Isaac Corp.
1,234,076
0.2
5,068
(1)
First Solar, Inc.
999,714
0.2
18,371
(1)
Flex Ltd.
1,202,566
0.2
3,499
(1)
Gartner, Inc.
554,032
0.1
27,431
Gen Digital, Inc.
516,526
0.1
7,062
(1)
Gitlab, Inc. - Class A
152,822
0.0
6,130
(1)
GLOBALFOUNDRIES,
Inc.
272,662
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
2,156
(1)
Globant SA
$ 99,413
0.0
6,715
(1)
GoDaddy, Inc. - Class
A
555,129
0.1
4,238
(1)
Guidewire Software,
Inc.
633,835
0.1
66,518  Hewlett Packard
Enterprise Co.
1,583,794
0.3
45,859
HP, Inc.
880,951
0.1
2,539
(1)
HubSpot, Inc.
619,770
0.1
1,024
(2)
Ingram Micro Holding
Corp.
23,869
0.0
1,233
(1)
IPG Photonics Corp.
141,289
0.0
5,181
Jabil, Inc.
1,376,229
0.2
8,591
(1)
Keysight Technologies,
Inc.
2,425,841
0.4
11,344
(1)
Kyndryl Holdings, Inc.
148,833
0.0
6,789
(1)
Lattice Semiconductor
Corp.
629,748
0.1
1,226
Littelfuse, Inc.
416,043
0.1
3,516
(1)
Lumentum Holdings,
Inc.
2,470,904
0.4
3,310
(1)
MACOM Technology
Solutions Holdings,
Inc.
735,052
0.1
2,950
(1)
Manhattan Associates,
Inc.
392,704
0.1
26,352  Microchip Technology,
Inc.
1,702,603
0.3
3,354
MKS Instruments, Inc.
770,783
0.1
3,938
(1)
MongoDB, Inc.
963,904
0.2
2,311  Monolithic Power
Systems, Inc.
2,526,732
0.4
5,543
(1)
nCino, Inc.
83,034
0.0
9,875
NetApp, Inc.
1,011,101
0.2
12,934
(1)
Nutanix, Inc. - Class A
491,621
0.1
8,356
(1)
Okta, Inc.
657,701
0.1
20,069
(1)
ON Semiconductor
Corp.
1,242,672
0.2
2,428
(1)
Onto Innovation, Inc.
497,910
0.1
4,609
Pegasystems, Inc.
196,159
0.0
6,254
(1)
Procore Technologies,
Inc.
356,478
0.1
5,885
(1)
PTC, Inc.
838,554
0.1
15,705
(1)
Pure Storage, Inc.
- Class A
927,223
0.2
10,450
Qnity Electronics, Inc.
1,205,721
0.2
4,190
(1)
Qorvo, Inc.
324,306
0.1
5,650
Ralliant Corp.
234,984
0.0
3,746  RingCentral, Inc.
- Class A
139,314
0.0
7,137
(1)
Rubrik, Inc. - Class A
349,499
0.1
3,002
(1)(2)
SailPoint, Inc.
39,746
0.0
16,008
(1)
Samsara, Inc. - Class
A
507,294
0.1
7,141
(1)
Sandisk Corp.
4,536,963
0.7
15,372
(1)
SentinelOne, Inc.
- Class A
197,991
0.0
7,471  Skyworks Solutions,
Inc.
400,072
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
25,637
(1)
Super Micro Computer,
Inc.
$ 583,754
0.1
3,812
TD SYNNEX Corp.
643,123
0.1
2,321
(1)
Teledyne Technologies,
Inc.
1,404,228
0.2
4,613
(1)
Teradata Corp.
118,231
0.0
7,819
Teradyne, Inc.
2,318,021
0.4
11,895
(1)
Trimble, Inc.
775,911
0.1
7,060
(1)
Twilio, Inc. - Class A
888,289
0.1
2,149
(1)
Tyler Technologies,
Inc.
735,775
0.1
210
Ubiquiti, Inc.
165,961
0.0
20,085
(1)
UiPath, Inc. - Class A
222,944
0.0
16,285
(1)
Unity Software, Inc.
357,293
0.1
2,193  Universal Display
Corp.
201,010
0.0
4,156
VeriSign, Inc.
1,032,184
0.2
7,222
Vontier Corp.
256,164
0.0
16,988
Western Digital Corp.
4,595,084
0.7
2,538
(1)
Zebra Technologies
Corp. - Class A
530,645
0.1
13,304
(1)
Zoom Video
Communications, Inc.
- Class A
1,069,509
0.2
4,988
(1)
Zscaler, Inc.
699,767
0.1
81,802,769
12.9
Materials : 5.4%
5,867
Albemarle Corp.
1,053,303
0.2
12,902
Alcoa Corp.
855,790
0.1
23,016
Amcor PLC
914,886
0.1
25,150
Anglogold Ashanti PLC
2,448,604
0.4
3,266
AptarGroup, Inc.
411,581
0.1
2,263
Ashland, Inc.
125,845
0.0
3,840
Avery Dennison Corp.
663,091
0.1
10,635
(1)
Axalta Coating
Systems Ltd.
294,589
0.0
13,382
Ball Corp.
791,010
0.1
5,459
Celanese Corp.
359,038
0.1
7,749  CF Industries
Holdings, Inc.
1,006,130
0.2
27,980
(1)
Cleveland-Cliffs, Inc.
236,431
0.0
33,795
Corteva, Inc.
2,828,979
0.4
5,779
Crown Holdings, Inc.
579,345
0.1
35,331
Dow, Inc.
1,471,536
0.2
20,900  DuPont de Nemours,
Inc.
957,220
0.2
1,554
Eagle Materials, Inc.
294,405
0.0
5,661
Eastman Chemical Co.
432,048
0.1
11,243
Element Solutions, Inc.
383,836
0.1
6,195
(2)
FMC Corp.
106,678
0.0
14,598  Graphic Packaging
Holding Co.
145,104
0.0
8,205
Huntsman Corp.
109,209
0.0
12,792  International Flavors &
Fragrances, Inc.
928,060
0.1
26,170
International Paper Co.
934,269
0.2
7,455
(1)
James Hardie
Industries PLC
141,198
0.0
3,146
Louisiana-Pacific Corp.
228,872
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
12,790  LyondellBasell
Industries NV - Class A
$ 1,030,362
0.2
2,994  Martin Marietta
Materials, Inc.
1,762,508
0.3
15,754
Mosaic Co.
401,727
0.1
7,101
(1)(2)
MP Materials Corp.
342,694
0.1
315
NewMarket Corp.
201,899
0.0
11,469
Nucor Corp.
1,939,408
0.3
5,733
Olin Corp.
170,442
0.0
4,410  Packaging Corp. of
America
935,890
0.2
11,218
PPG Industries, Inc.
1,198,980
0.2
2,606  Reliance Steel &
Aluminum Co.
792,016
0.1
4,197
Royal Gold, Inc.
1,068,095
0.2
6,347
RPM International, Inc.
630,892
0.1
2,180
Scotts Miracle-Gro Co.
132,566
0.0
7,281
Sealed Air Corp.
306,166
0.1
4,357
Silgan Holdings, Inc.
169,052
0.0
26,013
Smurfit WestRock PLC
1,036,618
0.2
4,916
Sonoco Products Co.
265,906
0.0
6,833
Steel Dynamics, Inc.
1,229,940
0.2
6,601
Vulcan Materials Co.
1,797,452
0.3
1,668
Westlake Corp.
194,856
0.0
34,308,526
5.4
Real Estate : 6.6%
5,646
Agree Realty Corp.
425,595
0.1
8,564  Alexandria Real Estate
Equities, Inc.
397,541
0.1
17,059  American Homes 4
Rent - Class A
476,287
0.1
14,234  Americold Realty Trust,
Inc.
163,122
0.0
7,101  AvalonBay
Communities, Inc.
1,159,948
0.2
7,908
(2)
Boston Properties, Inc.
410,425
0.1
15,201  Brixmor Property
Group, Inc.
437,789
0.1
5,270
Camden Property Trust
514,668
0.1
14,847
(1)
CBRE Group, Inc.
- Class A
2,011,175
0.3
20,851
(1)
CoStar Group, Inc.
841,129
0.1
8,331  Cousins Properties,
Inc.
188,031
0.0
21,664
Crown Castle, Inc.
1,761,500
0.3
11,302
CubeSmart
414,218
0.1
17,180  Digital Realty Trust,
Inc.
3,096,008
0.5
2,643  EastGroup Properties,
Inc.
489,193
0.1
3,725
EPR Properties
186,101
0.0
9,593  Equity LifeStyle
Properties, Inc.
598,795
0.1
18,911
Equity Residential
1,118,586
0.2
3,182  Essex Property Trust,
Inc.
770,044
0.1
10,519  Extra Space Storage,
Inc.
1,379,356
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,247  Federal Realty
Investment Trust
$ 451,074
0.1
1,838
(1)(2)
Fermi, Inc.
10,734
0.0
6,390  First Industrial Realty
Trust, Inc.
369,661
0.1
13,557  Gaming and Leisure
Properties, Inc.
601,524
0.1
16,384  Healthcare Realty
Trust, Inc.
278,364
0.0
34,610  Healthpeak Properties,
Inc.
568,642
0.1
5,395  Highwoods Properties,
Inc.
115,507
0.0
34,239  Host Hotels & Resorts,
Inc.
656,019
0.1
1,545
(1)
Howard Hughes
Holdings, Inc.
97,737
0.0
30,550
Invitation Homes, Inc.
759,167
0.1
14,649
Iron Mountain, Inc.
1,496,249
0.2
2,355
(1)
Jones Lang LaSalle,
Inc.
716,674
0.1
5,856
Kilroy Realty Corp.
165,198
0.0
33,364
Kimco Realty Corp.
749,689
0.1
4,310  Lamar Advertising Co.
- Class A
545,905
0.1
3,526
(2)
Lineage, Inc.
115,512
0.0
24,908
(2)
Medical Properties
Trust, Inc.
115,324
0.0
5,810  Mid-America
Apartment
Communities, Inc.
709,517
0.1
7,642  Millrose Properties,
Inc.
213,976
0.0
9,430  National Retail
Properties, Inc.
396,343
0.1
3,515  National Storage
Affiliates Trust
132,656
0.0
14,730  Omega Healthcare
Investors, Inc.
645,469
0.1
9,245  Park Hotels & Resorts,
Inc.
97,350
0.0
14,865
Rayonier, Inc.
306,516
0.1
45,721
Realty Income Corp.
2,797,211
0.4
9,019  Regency Centers
Corp.
682,377
0.1
11,639  Rexford Industrial
Realty, Inc.
380,944
0.1
5,288  SBA Communications
Corp.
910,118
0.1
16,177  Simon Property Group,
Inc.
3,017,496
0.5
9,320
STAG Industrial, Inc.
336,079
0.1
6,115
Sun Communities, Inc.
770,245
0.1
16,495
UDR, Inc.
557,201
0.1
23,379
Ventas, Inc.
1,911,935
0.3
53,337
VICI Properties, Inc.
1,457,167
0.2
8,806
Vornado Realty Trust
228,868
0.0
36,188
Weyerhaeuser Co.
884,073
0.1
10,822
WP Carey, Inc.
735,463
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
2,405
(1)
Zillow Group, Inc.
- Class A
$ 99,543
0.0
8,241
(1)
Zillow Group, Inc.
- Class C
341,013
0.1
42,264,051
6.6
Utilities : 6.4%
35,448
AES Corp.
499,462
0.1
12,825
Alliant Energy Corp.
920,322
0.2
13,474
Ameren Corp.
1,481,062
0.2
9,725  American Water Works
Co., Inc.
1,323,475
0.2
7,991
Atmos Energy Corp.
1,476,098
0.2
6,743
(2)
Brookfield Renewable
Corp.
268,574
0.0
32,535  CenterPoint Energy,
Inc.
1,404,211
0.2
1,729  Clearway Energy, Inc.
- Class A
67,725
0.0
4,160  Clearway Energy, Inc.
- Class C
163,446
0.0
15,111
CMS Energy Corp.
1,172,311
0.2
17,998  Consolidated Edison,
Inc.
2,037,014
0.3
10,346
DTE Energy Co.
1,512,792
0.2
19,031
Edison International
1,392,689
0.2
22,295
Entergy Corp.
2,505,066
0.4
14,003
Essential Utilities, Inc.
563,901
0.1
11,493
Evergy, Inc.
941,507
0.2
18,750
Eversource Energy
1,299,000
0.2
50,471
Exelon Corp.
2,474,088
0.4
27,399
(2)
FirstEnergy Corp.
1,388,033
0.2
2,692
(2)
IDACORP, Inc.
384,875
0.1
10,124  MDU Resources
Group, Inc.
209,769
0.0
4,696
National Fuel Gas Co.
441,236
0.1
23,823
NiSource, Inc.
1,111,581
0.2
10,222
NRG Energy, Inc.
1,493,843
0.2
10,499
OGE Energy Corp.
503,532
0.1
109,471
PG&E Corp.
1,923,406
0.3
5,948  Pinnacle West Capital
Corp.
599,261
0.1
36,955
PPL Corp.
1,411,681
0.2
24,934  Public Service
Enterprise Group, Inc.
2,018,407
0.3
2,265
(1)
Talen Energy Corp.
723,056
0.1
10,736
UGI Corp.
391,005
0.1
16,893
Vistra Corp.
2,539,525
0.4
16,258  WEC Energy Group,
Inc.
1,882,189
0.3
29,551
Xcel Energy, Inc.
2,347,531
0.4
40,871,673
6.4
Total Common Stock
(Cost $292,083,403)
628,343,674
99.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.0%
63,603  iShares Russell Mid-
Cap ETF
$ 6,184,120
1.0
Total Exchange-Traded
Funds
(Cost $6,081,640)
6,184,120
1.0
Total Long-Term
Investments
(Cost $298,165,043)
634,527,794
100.0
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.6%
Repurchase Agreements : 1.1%
981,316
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%,
due 04/01/2026
(Repurchase
Amount $981,415,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,000,942, due
11/30/27-10/20/75)
981,316
0.1
1,917,342
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $1,917,535,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,955,689, due
05/12/27-02/20/66)
1,917,342
0.3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
512,630
(4)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase
Amount $512,682,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $522,883, due
04/01/26)
$ 512,630
0.1
1,917,342
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,917,534,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,955,689, due
05/05/26-01/15/66)
1,917,342
0.3
1,925,991
(4)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2026, 3.780%,
due 04/01/2026
(Repurchase
Amount $1,926,190,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,961,434, due
04/15/28-02/15/56)
1,925,991
0.3
Total Repurchase
Agreements
(Cost $7,254,621)
7,254,621
1.1
Time Deposits : 0.2%
190,000
(4)
Canadian Imperial
Bank of Commerce,
3.630
%,
04/01/2026 190,000
0.0
110,000
(4)
DZ Bank AG,
3.610
%,
04/01/2026 110,000
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
190,000
(4)
Landesbank
Hessen Thueringen
Girozentrale,
3.640
%,
04/01/2026 $ 190,000
0.0
200,000
(4)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 200,000
0.1
200,000
(4)
Royal Bank of Canada,
3.700
%,
04/01/2026 200,000
0.1
190,000
(4)
Societe Generale S.A.,
3.620
%,
04/01/2026 190,000
0.0
200,000
(4)
Toronto-Dominion
Bank,
3.640
%,
04/01/2026 200,000
0.0
Total Time Deposits
(Cost $1,280,000)
1,280,000
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.3%
1,704,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $1,704,000) $ 1,704,000 0.3
Total Short-Term
Investments
(Cost $10,238,621)
10,238,621
1.6
Total Investments in
Securities
(Cost $308,403,664) $ 644,766,415 101.6
Liabilities in Excess
of Other Assets (10,319,794) (1.6)
Net Assets $ 634,446,621 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 628,343,674 $ — $ — $ 628,343,674
Exchange-Traded Funds 6,184,120 — — 6,184,120
Short-Term Investments 1,704,000 8,534,621 — 10,238,621
Total Investments, at fair value $ 636,231,794 $ 8,534,621 $ — $ 644,766,415
Liabilities Table
Other Financial Instruments+
Futures $ (8,537) $ — $ — $ (8,537)
Total Liabilities $ (8,537) $ — $ — $ (8,537)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 348,911 $ 11,161 $ (2,652) $ (33,037) $ 324,383 $ 2,182 $ 4,297 $ —
$ 348,911 $ 11,161 $ (2,652) $ (33,037) $ 324,383 $ 2,182 $ 4,297 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 6 06/18/26 $ 2,037,900 $ (8,537)
$ 2,037,900 $ (8,537)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 360,604,387
Gross Unrealized Depreciation (24,241,636)
Net Unrealized Appreciation $ 336,362,751